Contingent Liabilities and Financial Commitments - General Litigation Overview - Additional Information (Details)					1 Months Ended			12 Months Ended
	Dec. 28, 2020 GBP (£)	Dec. 28, 2020 ARS ($)	Feb. 28, 2020 GBP (£)	Feb. 28, 2020 ARS ($)	Jul. 31, 2020 GBP (£)	Jul. 31, 2020 USD ($)	Dec. 31, 2006 CLASS	Dec. 31, 2021 GBP (£) BRL (R$) ARS ($) HRK (kn) QAR (ر.ق) EUR (€) AOA (Kz) NGN (₦) SAR (ر.س) KRW (₩) JPY (¥) CAD ($) JURISDICTION Case CASE Jurisdiction	Dec. 31, 2021 USD ($) JURISDICTION Case CASE Jurisdiction	Dec. 31, 2021 CAD ($) JURISDICTION Case CASE Jurisdiction	Dec. 31, 2021 ARS ($) JURISDICTION Case CASE Jurisdiction	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2015 GBP (£) CLASS	Dec. 31, 2015 CAD ($) CLASS	Dec. 31, 2021 USD ($) BRL (R$) ARS ($) HRK (kn) QAR (ر.ق) EUR (€) AOA (Kz) SAR (ر.س) NGN (₦) KRW (₩) JPY (¥) CAD ($)	Jan. 01, 2021 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Provisions Under State Settlement Agreements								£ 3,800,000,000	$ 5,200,000,000
Initial number of cases | Case								4,000	4,000	4,000	4,000
Number of cases after reduction | Case								400	400	400	400
Number of active individual cases | Jurisdiction								1	1	1	1
Settlement expenses | £								£ 2,486,000,000				£ 2,783,000,000	£ 2,163,000,000
Payment related to fund research on diseases								128,500,000									$ 174,000,000
Settlement expenses | £								£ 3,420,000,000				£ 3,572,000,000	£ 2,762,000,000	£ 2,741,000,000
Receipt From Escrow Funds | $																		$ 55,400,000
Number of Quebec class actions | CLASS															2	2
Losses on litigation settlements to all parties															£ 9,100,000,000	$ 15,600,000,000
Losses on litigation settlements before court of appeal															£ 6,100,000,000	$ 10,400,000,000
Number of jurisdictions | JURISDICTION								2	2	2	2
Number of cases Filed during year | CASE								52	52	52	52
Outside United States
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | Case								12	12	12	12
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | Case								11	11	11	11
VENEZUELA
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | Case								1	1	1	1
BRAZIL
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE								23	23	23	23
ITALY
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE								11	11	11	11
CHILE
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE								4	4	4	4
ARGENTINA
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages	£ 18,000	$ 2,500,000	£ 18,000	$ 2,500,000
Number of case awarding for damages | CASE								1	1	1	1
Loss contingency amount of overall damages comprising compensatory damages								£ 5,000			$ 685,976
IRELAND
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE								2	2	2	2
United States
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | $																	1.3545
Canada, Dollars
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE								5	5	5	5
Closing foreign exchange rate of GBP 1 | $								1.7109									1.7109
Euro
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | €								1.1910									1.1910
Brazil, Brazil Real
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | R$								7.5443									7.5443
Angola, Kwanza
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | Kz								763.1513									763.1513
Nigeria, Nairas
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₦								711.7127									711.7127
Korea (South), Won
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₩								1,610.1000									1,610.1000
Croatia, Kuna
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | kn								8.9537									8.9537
Japan, Yen
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ¥								155.9717									155.9717
Qatar, Rials
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ر.ق								4.9316									4.9316
Saudi Arabia, Riyals
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ر.س								5.0852									5.0852
Argentina, Pesos
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | CASE								5	5	5	5
Closing foreign exchange rate of GBP 1 | $								139.0908									139.0908
Two Quebec Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses | £								£ 5,400,000,000
Two Quebec Class Actions | Canada, Dollars
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses | $										$ 9,200,000,000
RJRT | Engle Progeny Cases U S Tobacco Related
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages					£ 26,800,000,000	$ 36,300,000,000
B And W | Engle Progeny Cases U S Tobacco Related
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages					13,000,000,000	17,600,000,000
Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | Case								102	102	102	102
Settlement expenses								£ 19,100,000	$ 25,900,000
Litigation claims description								claims brought against Lorillard Tobacco and Lorillard Inc. by individuals who seek damages resulting from their alleged exposure to asbestos fibres that were incorporated into filter material used in one brand of cigarettes manufactured by a predecessor to Lorillard Tobacco for a limited period of time ending more than 50 years ago	claims brought against Lorillard Tobacco and Lorillard Inc. by individuals who seek damages resulting from their alleged exposure to asbestos fibres that were incorporated into filter material used in one brand of cigarettes manufactured by a predecessor to Lorillard Tobacco for a limited period of time ending more than 50 years ago	claims brought against Lorillard Tobacco and Lorillard Inc. by individuals who seek damages resulting from their alleged exposure to asbestos fibres that were incorporated into filter material used in one brand of cigarettes manufactured by a predecessor to Lorillard Tobacco for a limited period of time ending more than 50 years ago	claims brought against Lorillard Tobacco and Lorillard Inc. by individuals who seek damages resulting from their alleged exposure to asbestos fibres that were incorporated into filter material used in one brand of cigarettes manufactured by a predecessor to Lorillard Tobacco for a limited period of time ending more than 50 years ago
Lorillard Tobacco | Engle Progeny Cases U S Tobacco Related
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages					12,000,000,000	16,300,000,000
Engle Defendants | Engle Progeny Cases U S Tobacco Related
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses								£ 166,100,000	$ 225,000,000
US Tobacco Related Actions | Engle Progeny Cases U S Tobacco Related
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages					£ 107,100,000,000	$ 145,000,000,000
Number of representatives allowed for punitive damages judgments | CLASS							2
Number of representatives allowed to stand aside punitive damages award | CLASS							3
US Tobacco Related Actions | State Settlement Agreements
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses								2,500,000,000	3,400,000,000
Settlement cash payments								£ 2,700,000,000	$ 3,700,000,000
US Tobacco Related Actions | Individual Smoking and Health Cases, US Tobacco Related
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases | Case								222	222	222	222
Number of cases awarded damages | Case								6	6	6	6
Settlement expenses								£ 110,800,000	$ 150,100,000
US Tobacco Related Actions | Broin V Philip Morris Inc
Disclosure Of Commitments And Contingencies [Line Items]
Payment related to fund research on diseases								221,500,000									$ 300,000,000
Plaintiffs' counsel's fees and expenses								£ 36,200,000	$ 49,000,000